Group plc statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Statements [Line Items]
Ordinary shares	£ 2,172	£ 2,172	£ 2,172	£ 2,172
Number of ordinary shares	8,689,755,905
Par value per share	£ 0.25
Total profit for the period including dividend income	£ 2,347	2,184	2,066
Dividends to shareholders	2,500		2,350
British Telecommunications plc [Member]
Statements [Line Items]
Ordinary shares	£ 2,172	£ 2,172
Number of ordinary shares	8,689,755,905	8,689,755,905
Par value per share	£ 0.25	£ 0.25
Total profit for the period including dividend income	£ 1,614	£ 2,057
Dividends to shareholders	£ 2,500		£ 2,350